CURRENT FINANCIAL ASSETS AND OTHER FINANCIAL LIABILITIES - Current Financial Assets (Details) - EUR (€) € in Thousands	Dec. 31, 2018	Dec. 31, 2017
Financial Instruments [Abstract]
Financial derivatives	€ 6,788	€ 11,686
Other financial assets	3,386	3,997
Current financial assets	€ 10,174	€ 15,683